Legal Proceedings	12 Months Ended
Dec. 31, 2010
Legal Proceedings

18. Legal Proceedings

On April 27, 2005, we initiated a lawsuit against Keystone-Texas Property Holding Corporation seeking a declaration that a provision of the ground lease for the property under the San Antonio Marriott Rivercenter was valid and claiming that Keystone had breached that lease provision. On October 18, 2006, Keystone filed an amended counterclaim and later, a third party claim, alleging that we had tortiously interfered with Keystone’s attempted sale of the property and that we slandered Keystone’s title to the property.

On February 8, 2010, we received an adverse jury verdict in the 166th Judicial District Court of Bexar County, Texas. The jury found that we tortiously interfered with the attempted sale by Keystone of the land under the San Antonio Marriott Rivercenter and awarded Keystone $34.3 million in damages plus statutory interest. In addition, the jury found that we slandered Keystone’s title to the property and awarded Keystone $39 million in damages plus statutory interest. Keystone will only be entitled to receive one of these damages awards. On February 12, 2010, the jury awarded Keystone $7.5 million in exemplary damages with respect to the second claim. The trial court, however, subsequently granted our motion to disregard the jury’s exemplary damages award. Based on the range of possible outcomes, we have accrued a potential litigation loss of approximately $47 million.

On June 3, 2010, the trial court entered its final judgment, reciting and incorporating the jury’s verdict and awarding Keystone damages for slander of title, interest and attorneys’ fees. On August 26, 2010, we filed our notice of appeal based, in part, on what we believe to be numerous erroneous rulings which adversely impacted the jury’s verdict. We intend to vigorously pursue these issues on appeal.

We are also involved in various legal proceedings in the normal course of business regarding the operation of our hotels. To the extent not covered by insurance, these lawsuits generally fall into the following broad categories: disputes involving hotel-level contracts, employment litigation, compliance with laws such as the Americans with Disabilities Act and other general matters. Under our management agreements, our operators have broad latitude to resolve individual hotel-level claims for amounts generally less than $150,000. However, for matters exceeding such threshold, our operators may not settle claims without our consent. Based on our analysis of legal proceedings that we are currently involved with or aware of and our experience in resolving similar claims in the past, we have accrued, in addition to the accrual for Keystone noted above, approximately $6 million and estimate that, in the aggregate, our losses related to these proceedings could be as much as $8 million. We are not aware of any other matters with a reasonably possible negative outcome for which disclosure of a loss contingency is required. No assurances can be given as to the outcome of any pending legal proceedings.